Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
November 30, 2022 (unaudited)
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—69.5%
		Automotive—2.6%
EUR 230,000		Faurecia, Sr. Unsecd. Note, 2.375%, 6/15/2027	$201,069
100,000		Goodyear Europe B.V., Sr. Unsecd. Note, REGS, 2.750%, 8/15/2028	85,566
250,000		LKQ Italia Bondco Di Lkq, Sr. Unsecd. Note, REGS, 3.875%, 4/1/2024	260,579
525,000		Volvo Car AB, Sr. Unsecd. Note, Series EMTN, 2.000%, 1/24/2025	523,791
		TOTAL	1,071,005
		Banking—10.5%
200,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750% (5YR EUR Swap Annual +3.898%), 9/22/2027	179,067
$200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	190,552
250,000	[1]	Ally Financial, Inc., Jr. Sub. Note, Series C, 4.700% (7-year Constant Maturity Treasury +3.481%), 5/15/2028	167,119
EUR 100,000		Alpha Bank AE, Sub., 5.500% (5YR EUR Swap Annual +5.823%), 6/11/2031	84,163
$200,000	[1]	Argentum Netherlands B.V., Sub., 4.625% (5-year Constant Maturity Treasury +2.764%), 8/15/2027	163,640
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500% (Prime +5.470%), 6/27/2029	175,478
EUR 300,000		Bank of Ireland Group PLC, Sub. Note, Series EMTN, 1.375% (6-month Tbill Auction High Disc Rate +1.650%), 8/11/2031	262,639
GBP 100,000		Bank of Ireland Group PLC, Sub., Series EMTN, 7.594%, 12/6/2032	119,496
$200,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.500% (5-year Constant Maturity Treasury +2.944%), 2/25/2030	147,646
200,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.625% (5-year Constant Maturity Treasury +3.340%), 2/25/2031	152,500
EUR 200,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	159,163
$175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	179,714
EUR 400,000	[1]	Commerzbank AG, Jr. Sub. Note, 4.250% (5YR EUR Swap Annual +4.387%), 10/9/2027	309,756
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250% (5YR EUR Swap Annual +3.702%), 12/29/2026	179,504
$400,000	[1]	Credit Suisse Group AG, Jr. Sub. Note, REGS, 4.500% (5-year Constant Maturity Treasury +3.554%), 9/3/2030	195,460
EUR 100,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625% (5YR EUR Swap Annual +6.000%), 5/19/2031	102,929
$200,000	[1]	DNB Bank ASA, Jr. Sub. Note, Series -, 4.875% (5-year Constant Maturity Treasury +3.140%), 11/12/2024	189,669
300,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250% (6-month Tbill Auction High Disc Rate +2.862%), 5/16/2031	204,750
EUR 480,000	[1]	Intesa Sanpaolo SpA, Jr. Sub. Note, 4.125% (5YR EUR Swap Annual +4.274%), 2/27/2030	371,216
$200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500% (Prime +2.822%), 11/21/2029	191,000
400,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600% (5-year Constant Maturity Treasury +3.100%), 6/28/2031	281,432
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	148,750
EUR 200,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 3.875%, 6/3/2027	159,733
		TOTAL	4,315,376
		Basic Industries—8.6%
$325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 4.125%, 3/31/2029	285,415
250,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	200,660
EUR 150,000		Ashland Services B.V., Sr. Unsecd. Note, REGS, 2.000%, 1/30/2028	132,755
$400,000		Cemex SAB de CV, REGS, 3.875%, 7/11/2031	325,853
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 4.950%, 6/1/2043	39,202
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	43,000
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	37,286
EUR 100,000		Graphic Packaging International Corp., Sr. Unsecd. Note, REGS, 2.625%, 2/1/2029	90,427
100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	90,427
$200,000		GUSAP III L.P., Sr. Unsecd. Note, REGS, 4.250%, 1/21/2030	181,433
320,000		Huntsman International LLC, Sr. Unsecd. Note, 2.950%, 6/15/2031	251,767
116,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	95,258
110,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	97,938

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
EUR 100,000		Novelis Sheet Ingot Gmbh, Sr. Unsecd. Note, REGS, 3.375%, 4/15/2029	$90,178
300,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	227,513
$200,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	157,835
EUR 100,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.125%, 4/15/2026	97,832
300,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500% (5YR EUR Swap Annual +2.977%), 12/2/2025	273,134
$200,000		SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	159,610
200,000		Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	152,060
450,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	351,998
186,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.125%, 8/1/2030	162,702
		TOTAL	3,544,283
		Capital Goods—10.3%
200,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	148,379
EUR 100,000		Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	77,525
GBP 600,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	507,135
$725,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	590,418
EUR 100,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	91,771
300,000		Berry Global, Inc., Term Loan—1st Lien, REGS, 1.000%, 1/15/2025	293,032
500,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	492,986
$250,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	196,655
400,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	314,648
EUR 100,000		Rexel S.A., Sr. Unsecd. Note, 2.125%, 12/15/2028	89,794
$475,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	426,982
EUR 102,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	100,941
350,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, REGS, 2.125%, 6/18/2025	346,365
400,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.000%, 9/22/2033	303,227
100,000		Trivium Packaging Finance BV, Sec. Fac. Bond, REGS, 3.750%, 8/15/2026	94,838
200,000		Verallia, Sr. Unsecd. Note, 1.875%, 11/10/2031	165,102
		TOTAL	4,239,798
		Consumer Goods—2.2%
200,000		Arcelik AS, Sr. Unsecd. Note, 3.000%, 5/27/2026	184,645
GBP 200,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.125%, 7/1/2027	232,746
$100,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	84,409
83,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	70,835
368,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	323,435
		TOTAL	896,070
		Consumer Non-Cyclical—2.1%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	419,269
542,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	445,639
		TOTAL	864,908
		Energy—3.4%
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	266,173
GBP 100,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	106,062
$100,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.375%, 7/15/2025	98,887
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	223,222
32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	26,614
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	278,071
39,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 2/1/2030	41,084

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy—continued
$387,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	$375,506
		TOTAL	1,415,619
		Financial Services—1.2%
230,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278% (3-month USLIBOR +1.550%), 12/15/2034	216,882
400,000		China Ping An Insurance Overseas (Holdings) Ltd., Sr. Secd. Note, Series EMTN, 2.850%, 8/12/2031	271,835
		TOTAL	488,717
		Health Care—4.7%
519,000		Centene Corp., 2.500%, 3/1/2031	410,840
50,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	39,370
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250% (3-month EURIBOR +5.167%), 11/13/2025	183,679
580,000		Grifols Escrow Issuer SA, Sr. Unsecd. Note, REGS, 3.875%, 10/15/2028	497,742
$50,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	33,873
EUR 700,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	620,981
$149,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	128,272
		TOTAL	1,914,757
		Insurance—1.6%
GBP 325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750% (12-month GBPLIBOR +4.169%), 10/26/2170	323,175
EUR 200,000	[1]	UnipolSai Assicurazioni SpA, Jr. Sub. Note, 6.375% (5YR EUR Swap Annual +6.744%), 4/27/2030	187,932
$200,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000% (6-month Tbill Auction High Disc Rate +2.777%), 4/19/2051	152,264
		TOTAL	663,371
		Media—3.5%
EUR 300,000		Altice France Holding SA, Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	209,617
100,000		Lagardere S.C.A., Sr. Unsecd. Note, 1.750%, 10/7/2027	97,579
550,000		Netflix, Inc., Sr. Unsecd. Note, REGS, 3.625%, 6/15/2030	534,959
$230,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	196,949
EUR 100,000		VZ Vendor Financing B.V., Sr. Unsecd. Note, REGS, 2.875%, 1/15/2029	81,418
391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	310,752
		TOTAL	1,431,274
		Real Estate—1.3%
100,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	86,092
$200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	101,500
GBP 200,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	178,524
$32,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.500%, 3/15/2031	22,601
EUR 300,000	[1]	Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Note, 2.625% (5YR EUR Swap Annual +3.227%), 12/14/2025	124,808
100,000	[1]	Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Note, Series *, 2.624% (5YR EUR Swap Annual +2.814%), 1/30/2025	41,234
		TOTAL	554,759
		Retail—0.5%
GBP 100,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	103,851
$100,000		Marks & Spencer PLC, Sr. Unsecd. Note, REGS, 7.125%, 12/1/2037	89,041
		TOTAL	192,892
		Services—1.0%
EUR 500,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, REGS, 2.375%, 3/1/2028	430,592
		Technology & Electronics—1.7%
$100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	88,013
50,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 2.500%, 5/11/2031	39,612
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 3.400%, 5/1/2030	60,061
678,000		Seagate HDD Cayman, Sr. Unsecd. Note, 3.375%, 7/15/2031	524,850
		TOTAL	712,536

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications—8.0%
EUR 100,000		Altice Financing SA, Sec. Fac. Bond, REGS, 4.250%, 8/15/2029	$85,564
100,000		Cellnex Telecom S.A., Conv. Bond, Series CLNX, 0.750%, 11/20/2031	78,035
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, 1.875%, 6/26/2029	86,966
200,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	174,301
300,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	252,730
200,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	180,149
$425,000		Lumen Technologies, Inc., Sr. Unsecd. Note, Series P, 7.600%, 9/15/2039	291,913
400,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	328,579
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650% (Prime +4.274%), 1/15/2025	282,930
100,000		Sprint Corp., Sr. Unsecd. Note, 7.875%, 9/15/2023	102,294
72,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	57,378
300,000		T-Mobile USA, Inc., 3.300%, 2/15/2051	208,714
325,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	251,501
EUR 600,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376% (8-month EURIBOR +2.616%), 2/12/2029	483,800
$200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	180,016
GBP 149,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	142,320
$200,000		VTR Comunicaciones SpA, Sec. Fac. Bond, REGS, 4.375%, 4/15/2029	105,936
		TOTAL	3,293,126
		Utilities—6.3%
57,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	45,341
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	180,351
150,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 1/15/2032	119,814
443,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	375,837
EUR 300,000	[1]	Enel SpA, Jr. Sub. Note, Series 9.5Y, 1.875% (5YR EUR Swap Annual +0.000%), 6/8/2030	223,618
400,000		Energias de Portugal SA, Jr. Sub. Note, Series NC8, 1.875% (5YR EUR Swap Annual +2.080%), 3/14/2082	300,735
$195,500		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	169,049
EUR 151,000		Orsted A/S, Sub., 1.750% (5YR EUR Swap Annual +1.952%), 12/9/3019	132,763
GBP 149,000		Orsted A/S, Sub., Series GBP, 2.500%, 2/18/3021	120,082
$550,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	495,998
EUR 500,000	[1]	Veolia Environnement SA, Jr. Sub. Note, Series 0, 2.500% (5YR EUR Swap Annual +2.840%), 1/20/2029	417,850
		TOTAL	2,581,438
		TOTAL CORPORATE BONDS (IDENTIFIED COST $35,200,634)	28,610,521
		U.S. TREASURIES—23.4%
$5,403,500		United States Treasury Note, 0.250%, 3/15/2024	5,109,119
5,020,200		United States Treasury Note, 0.250%, 8/31/2025	4,518,504
		TOTAL U.S. TREASURIES (IDENTIFIED COST $9,745,302)	9,627,623
		FOREIGN GOVERNMENT/AGENCIES—1.1%
GBP 400,000		United Kingdom, Government of, Unsecd. Note, 0.125%, 1/31/2024 (IDENTIFIED COST $445,077)	464,274
		TOTAL INVESTMENT IN SECURITIES—94.0% (IDENTIFIED COST $45,391,013)	38,702,418
		OTHER ASSETS AND LIABILITIES - NET—6.0%[2]	2,485,880
		TOTAL NET ASSETS—100%	$41,188,298

At November 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	2	$410,719	March 2023	$1,064
Short Futures:
United States Treasury Notes 10-Year Short Futures	7	$794,500	March 2023	$(4,231)
United States Treasury Ultra Bond Short Futures	6	$817,688	March 2023	$(3,252)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(6,419)
The average notional value of long and short futures contracts held by the Fund throughout the period was $411,730 and $2,033,027. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At November 30, 2022, the Fund had the following open swap contracts:
Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2022[4]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays	Volvo	Sell	5.00%	12/20/2027	2.80%	$50,000	$5,042	$3,829	$1,213
Goldman Sachs	Cellnex Telecom SA	Sell	5.00%	12/20/2027	2.06%	$100,000	$13,346	$9,864	$3,482
Goldman Sachs	Schaeffler AG	Sell	5.00%	06/20/2027	2.70%	$310,000	$28,963	$39,771	$(10,808)
JPMorgan	Faurecia	Sell	5.00%	12/20/2027	4.18%	$100,000	$3,575	$(4,171)	$7,746
Morgan Stanley	AES Corp.	Sell	5.00%	12/20/2027	1.33%	$100,000	$16,373	$14,798	$1,575
Morgan Stanley	Ally Financial, Inc.	Sell	5.00%	12/20/2027	2.87%	$78,000	$6,925	$7,704	$(779)
Morgan Stanley	Anglo American PLC	Sell	5.00%	12/20/2027	1.75%	$175,000	$26,390	$21,474	$4,916
Morgan Stanley	Arcelor Mittal SA	Sell	5.00%	12/20/2027	2.21%	$200,000	$25,386	$17,994	$7,392
Morgan Stanley	Cleveland-Cliffs, Inc.	Sell	5.00%	12/20/2027	4.36%	$145,000	$3,894	$6,131	$(2,237)
Morgan Stanley	Dell, Inc.	Sell	1.00%	12/20/2027	1.38%	$500,000	$(8,072)	$(26,812)	$18,740
Morgan Stanley	Ford Motor Co.	Sell	5.00%	12/20/2027	3.07%	$485,000	$37,669	$36,789	$880
Morgan Stanley	General Motors Co.	Sell	5.00%	12/20/2027	1.88%	$507,000	$68,237	$63,570	$4,667
Morgan Stanley	Goodyear Tire & Rubber Co.	Sell	5.00%	12/20/2027	4.61%	$225,000	$3,943	$6,108	$(2,165)
Morgan Stanley	HCA, Inc.	Sell	5.00%	12/20/2027	1.31%	$360,000	$57,919	$53,007	$4,912
Morgan Stanley	Hess Corp.	Sell	1.00%	12/20/2027	1.38%	$100,000	$(1,582)	$(1,744)	$162
Morgan Stanley	Iron Mountain, Inc.	Sell	5.00%	12/20/2027	2.11%	$215,000	$26,421	$21,439	$4,982
Morgan Stanley	KB Home	Sell	5.00%	12/20/2027	3.57%	$520,000	$31,136	$15,055	$16,081
Morgan Stanley	Lennar Corp.	Sell	5.00%	12/20/2027	1.46%	$325,000	$50,070	$39,265	$10,805
Morgan Stanley	Lumen Technologies, Inc.	Sell	1.00%	12/20/2027	9.15%	$25,000	$(7,077)	$(4,749)	$(2,328)

Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2022[4]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	Markit CDX North America High Yield Index Series 39	Sell	5.00%	12/20/2027	4.53%	$2,845,000	$53,345	$(81,724)	$135,069
Morgan Stanley	Markit iTraxx Europe Crossover Index Series 38	Sell	5.00%	12/20/2027	4.59%	$2,857,000	$48,685	$(91,910)	$140,595
Morgan Stanley	Marks & Spencer PLC	Sell	1.00%	12/20/2027	3.90%	$100,000	$(12,302)	$(14,798)	$2,496
Morgan Stanley	Nokia Oy	Sell	5.00%	12/20/2027	1.29%	$475,000	$83,111	$69,360	$13,751
Morgan Stanley	NRG Energy, Inc.	Sell	5.00%	12/20/2027	3.19%	$260,000	$19,300	$14,118	$5,182
Morgan Stanley	Occidental Petroleum Corp.	Sell	1.00%	06/20/2027	1.18%	$84,000	$(1,008)	$(860)	$(148)
Morgan Stanley	Rexel SA	Sell	5.00%	12/20/2027	2.44%	$200,000	$23,432	$15,973	$7,459
Morgan Stanley	Stellantis N.V.	Sell	5.00%	12/20/2027	1.69%	$425,000	$65,249	$45,302	$19,947
Morgan Stanley	Telecom Italia SpA	Sell	1.00%	12/20/2027	4.55%	$200,000	$(29,865)	$(32,593)	$2,728
Morgan Stanley	Tenet Healthcare Corp.	Sell	5.00%	12/20/2027	5.11%	$488,000	$(1,287)	$18,496	$(19,783)
Morgan Stanley	Toll Brothers, Inc.	Sell	1.00%	12/20/2027	2.34%	$335,000	$(19,038)	$(28,285)	$9,247
Morgan Stanley	Valeo	Sell	1.00%	12/20/2027	3.37%	$370,000	$(30,022)	$(37,690)	$7,668
Morgan Stanley	Virgin Media Finance PLC	Sell	5.00%	12/20/2027	4.60%	$381,000	$6,754	$(9,214)	$15,968
TOTAL CREDIT DEFAULT SWAPS							$594,912	$185,497	$409,415
The average notional amount of credit default swap contracts held by the Fund throughout the period was $14,977,850. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At November 30, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/21/2022	State Street	100,000 EUR	$97,353	$6,913
12/21/2022	State Street	200,000 EUR	$192,484	$16,049
12/21/2022	State Street	200,000 EUR	$196,454	$12,079
12/21/2022	State Street	300,000 EUR	$297,067	$15,732
12/21/2022	State Street	150,000 GBP	$161,753	$19,194
Contracts Sold:
12/21/2022	Lloyds Bank PLC	400,000 EUR	$392,052	$(25,014)
12/21/2022	Lloyds Bank PLC	150,000 EUR	$149,405	$(6,994)
12/21/2022	State Street	5,500,000 EUR	$5,552,899	$(181,755)
12/21/2022	State Street	5,500,000 EUR	$5,552,899	$(181,755)
12/21/2022	State Street	400,000 EUR	$413,683	$(3,383)
12/21/2022	State Street	300,000 EUR	$301,385	$(11,415)
12/21/2022	State Street	200,000 EUR	$197,954	$(10,579)
12/21/2022	State Street	200,000 EUR	$199,274	$(9,259)
12/21/2022	State Street	150,000 EUR	$156,300	$(99)
12/21/2022	State Street	150,000 EUR	$155,272	$(1,127)
12/21/2022	State Street	2,300,000 GBP	$2,634,931	$(139,591)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(501,004)

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $160,829 and $323,473, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
1
Perpetual Bond Security. The maturity date reflects the next call date.
2
Assets, other than investments in securities, less liabilities.
3
Non-income-producing security.
4
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ Shares of other mutual funds or nonexchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser's valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund's Board of Trustees (the “Trustees”) have designated the Adviser as the Fund's valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees' oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser's fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser's affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser's fair valuation and significant events procedures as part of the Fund's compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$28,610,521	$—	$28,610,521
Foreign Governments/Agencies	—	464,274	—	464,274
U.S. Treasuries	—	9,627,623	—	9,627,623
TOTAL SECURITIES	$—	$38,702,418	$—	$38,702,418
Other Financial Instruments:
Assets:
Futures	$1,064	$—	$—	$1,064
Foreign Exchange Contracts	—	69,967	—	69,967
Swap Contracts	—	705,165	—	705,165
Liabilities:
Futures	$(7,483)	$—	$—	$(7,483)
Foreign Exchange Contracts	—	(570,971)	—	(570,971)
Swap Contracts	—	(110,253)	—	(110,253)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(6,419)	$93,908	$—	$87,489

The following acronym(s) are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rates
OTC	—Over-the-Counter